Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 1,699	£ 2,138
Cash and cash equivalents	558	937
Derivative financial instruments	(6)	(2)
Financial liabilities	(1,722)	(1,829)
Other borrowings	(620)	(633)
Investment in finance lease receivable	121	115
Other net financial assets	477	503
Total financial instruments	(23)	353
Impact of 1% increase in interest rates	11	11
Impact of 1% decrease in interest rates	(10)	(11)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(40)	(20)
Impact of 10% weakening in exchange rates	48	24
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	133	113
Impact of 1% increase in interest rates	0
Impact of 1% decrease in interest rates	0
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(10)	(9)
Impact of 10% weakening in exchange rates	12	11
Other receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	3	87
Impact of 1% increase in interest rates	0
Impact of 1% decrease in interest rates	0
Other receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	0	(8)
Impact of 10% weakening in exchange rates	0	10
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	558	937
Cash and cash equivalents	558	937
Impact of 1% increase in interest rates	0
Impact of 1% decrease in interest rates	0
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(25)	(43)
Impact of 10% weakening in exchange rates	31	53
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	59	32
Derivative financial instruments	(6)	(2)
Impact of 1% increase in interest rates	7	6
Impact of 1% decrease in interest rates	(6)	(6)
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(10)	(1)
Impact of 10% weakening in exchange rates	12	1
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(610)	(767)
Impact of 1% increase in interest rates	4	5
Impact of 1% decrease in interest rates	(4)	(5)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	24	37
Impact of 10% weakening in exchange rates	(30)	(45)
Other borrowings [member]
Disclosure of financial instruments carrying value [line items]
Impact of 1% increase in interest rates	0
Impact of 1% decrease in interest rates	0
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	26	57
Impact of 10% weakening in exchange rates	(32)	(70)
Investment in finance lease receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	121	115
Investment in finance lease receivable	121	115
Impact of 1% increase in interest rates	0
Impact of 1% decrease in interest rates	0
Investment in finance lease receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(11)	(11)
Impact of 10% weakening in exchange rates	13	13
Other net financial assets [member]
Disclosure of financial instruments carrying value [line items]
Impact of 1% increase in interest rates	0
Impact of 1% decrease in interest rates	0
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(38)	(42)
Impact of 10% weakening in exchange rates	47	51
Deferred and contingent consideration [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(79)	£ (44)
Deferred and contingent consideration	(79)
Impact of 1% increase in interest rates	0
Impact of 1% decrease in interest rates	0
Deferred and contingent consideration [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	4
Impact of 10% weakening in exchange rates	£ (5)